Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables
Schedule of analysis of trade and other receivables
(€ million)	December 31, 2022	December 31, 2021
Trade receivables	16,556	15,524
Receivables from divestments	301	8
Receivables from joint ventures in exploration and production activities	1,645	1,888
Other receivables	2,338	1,430
	20,840	18,850

Schedule of credit risk exposure and expected losses relating to trade and other receivables based on internal ratings

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2022
Business customers	4,815	7,970	378	1,583		14,746
National Oil Companies and Public Administrations	215	852		2,248		3,315
Other counterparties	1,673	725	13	122	3,200	5,733
Gross amount	6,703	9,547	391	3,953	3,200	23,794
Allowance for doubtful accounts	(23)	(169)	(15)	(2,176)	(571)	(2,954)
Net amount	6,680	9,378	376	1,777	2,629	20,840
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.8	3.8	55.0	17.8	12.4
December 31, 2021
Business customers	4,348	6,628	818	1,560		13,354
National Oil Companies and Public Administrations	331	884	1	2,674		3,890
Other counterparties	1,854	311	16	137	2,601	4,919
Gross amount	6,533	7,823	835	4,371	2,601	22,163
Allowance for doubtful accounts	(25)	(416)	(69)	(2,209)	(594)	(3,313)
Net amount	6,508	7,407	766	2,162	2,007	18,850
Expected loss (% net of counterpart risk mitigation factors)	0.4	5.3	8.3	50.5	22.8	14.9

Schedule of provision matrix
	Ageing
(€ million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2022
Plenitude customers:
- Retail	1,508	74	35	63	203	1,883
- Middle	657	33	11	7	162	870
- Other	436	1	5	4	1	447
Gross amount	2,601	108	51	74	366	3,200
Allowance for doubtful accounts	(83)	(31)	(31)	(66)	(360)	(571)
Net amount	2,518	77	20	8	6	2,629
Expected loss (%)	3.2	28.7	60.8	89.2	98.4	17.8
December 31, 2021
Plenitude customers:
- Retail	1,291	70	55	92	337	1,845
- Middle	424	22	5	7	188	646
- Other	57	43	6	1	3	110
Gross amount	1,772	135	66	100	528	2,601
Allowance for doubtful accounts	(63)	(22)	(27)	(52)	(430)	(594)
Net amount	1,709	113	39	48	98	2,007
Expected loss (%)	3.6	16.3	40.9	52.0	81.4	22.8

Schedule of analyses the allowance for doubtful accounts for trade and other receivables
(€ million)	2022	2021
Allowance for doubtful accounts - beginning of the year	3,313	3,157
Additions for trade and other performing receivables	166	202
Additions for trade and other defaulted receivables	253	348
Utilizations for trade and other performing receivables	(37)	(135)
Utilizations for trade and other defaulted receivables	(758)	(421)
Other changes	17	162
Allowance for doubtful accounts - end of the year	2,954	3,313

Schedule of net (impairment losses) reversals of trade and other receivables

Net (impairments) reversals of trade and other receivables are disclosed as follows:

(€ million)	2022	2021	2020
New or increased provisions	(419)	(550)	(343)
Net credit losses	(81)	(66)	(36)
Reversals	547	337	153
Net (impairments) reversals of trade and other receivables	47	(279)	(226)